Net Revenues of Company's Contract Costs (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Revenues [Line Items]
Closing balance	$ 162,435
Sales Incentive Programs
Revenues [Line Items]
Opening balance	23,227
Amortized contract cost asset amount	3,239
Closing balance	23,271
Process Transition Activities
Revenues [Line Items]
Opening balance	139,284
Amortized contract cost asset amount	11,579
Closing balance	$ 139,164